Income Tax Disclosure	3 Months Ended
Nov. 30, 2017
Notes
Income Tax Disclosure

Note 9 - Federal income tax

No provision was made for federal income tax, since the Company has had significant net operating losses. Net operating loss carryforwards may be used to reduce taxable income through the year 2035. The availability of the Company’s net operating loss carryforwards are subject to limitation if there is a 50% or more positive change in the ownership of the Company’s stock, unless the same or similar business is carried on. The net operating loss carryforward for federal and state income tax purposes was approximately $11,843,422, which will expire in 2029 through 2035 if not utilized.  The Company uses 21% for a composite tax rate to estimate the value of net operating losses for deferred taxes.

The Company as of the three months ended November 30, 2017, and November 30, 2016, recognized net operating losses of approximately $360,127 and $379,864, respectively.  The total estimated deferred tax asset as of November 30, 2017, was $2,487,114.   The Company recorded a 100% valuation allowance for the deferred tax asset since it is more likely than not that some part or all of the deferred tax asset will not be realized.

Although Management believes that its estimates are reasonable, no assurance can be given that the final tax outcome of these matters will not be different than that which is reflected in our tax provisions. Ultimately, the actual tax benefits to be realized will be based upon future taxable earnings levels, which are very difficult to predict.

For the three months ended November 30, 2017, and November 30, 2016, no income tax expense has been realized as a result of operations and no income tax penalties and/or interest have been accrued related to uncertain tax positions.  The Company files income tax returns in the U.S. federal jurisdiction and in the State of California.  These filings are subject to a three-year statute of limitations.  The Company’s evaluation of income tax positions included in the years ended August 31, 2013 through 2016, could be subject to agency examinations.  No filings are currently under examination.  No adjustments have been made to reduce the estimated income tax benefit at fiscal year-end or at the quarterly reporting dates.  Any valuations relating to these income tax provisions will comply with U.S. generally accepted accounting principles.